UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

165 Mason Street, Greenwich, CT 06830

(Address of principal executive offices)(Zip code)

Emile R. Molineaux

Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

203-622-2978

Date of fiscal year end:

9/30

Date of reporting period: 6/30/2011

Item 1.  Schedule of Investments.

IPO+
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)
	Shares	Value
COMMON STOCK - 100.0%
AUTOMOBILES - 4.0%
General Motors Co. *	15,000	$ 455,400

BANKS - 2.9%
BankUnited	4,000	106,160
First Republic Bank *	7,000	225,960
		332,120
CAPITAL GOODS - 3.7%
Sensata Technologies Holding *	11,100	417,915

COMMERICAL & PROFESSIONAL SERVICES - 9.4%
Nielsen Holdings N.V.*	11,000	342,760
RPX Corp. *	10,000	280,300
Verisk Analytics, Inc. *	13,000	450,060
		1,073,120
COMMUNICATIONS EQUIPMENT - 0.5%
Calix, Inc. *	3,000	62,460

COMPUTERS & PERIPHERALS - 1.6%
Fusion-io, Inc. *	6,000	180,540

CONSUMER DISCRETIONARY - 5.4%
Arcos Dorados Holdings, Inc.	3,000	63,270
Bravo Brio Restaurant Group *	7,500	183,225
SodaStream International, Ltd. *	6,000	364,860
		611,355
DIVERSIFIED FINANCIALS - 4.0%
Blackstone Group LP	13,000	215,280
Financial Engines, Inc. *	5,000	129,600
KKR & Co. L.P.	7,000	114,240
		459,120
ENERGY - 5.8%
Chesapeake Midstream Partners	9,000	258,300
Cobalt International, Inc. *	10,000	136,300
Kinder Morgan, Inc. *	9,000	258,570
		653,170
FOOD BEVERAGE & TOBACCO - 4.9%
B&G Foods Holdings Corp.	12,500	257,750
Mead Johnson Nutrition	4,500	303,975
		561,725
HEALTH CARE EQUIPMENT & SERVICE - 7.6%
Accretive Health, Inc. *	5,000	143,950
HCA Holdings, Inc. *	12,000	396,000
Medidata Solutions, Inc. *	2,000	47,740
Tornier NV *	9,000	242,550
Vanguard Health Systems, Inc. *	2,000	34,340
		864,580
IPO+
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited) (Continued)
	Shares	Value
INTERNET SOFTWARE & SERVICES - 2.6%
Ancestry.com, Inc. *	2,875	$ 118,996
Youku.com, Inc. - ADR *	5,000	171,750
		290,746
MATERIALS - 5.3%
Globe Specialty Metals, Inc.	9,000	201,780
Molycorp, Inc. *	6,000	366,360
Noranda Aluminium Holding *	2,000	30,280
		598,420
MEDIA - 2.5%
Pandora Media, Inc. *	15,000	283,650

PHARMACEUTICALS - 1.1%
Aveo Pharmaceuticals, Inc. *	2,000	41,220
Ironwood Pharmaceuticals, Inc. *	5,000	78,600
		119,820
REAL ESTATE - 2.5%
Piedmont Office Realty Trust	14,000	285,460

RETAILING - 12.0%
Dollar General Corp. *	9,000	305,010
E-Commerce China Dangdang, Inc.- ADR *	5,000	57,950
Express, Inc	5,000	109,000
GNC Acquisition Holdings, Inc. *	12,000	261,720
HomeAway, Inc. *	2,000	77,400
Vitamin Shoppe, Inc. *	12,000	549,120
		1,360,200
SEMICONDUCTORS & SEMICONDUCTOR - 9.1%
Avago Technologies Ltd.	15,000	570,000
Freescale Semiconductor Holdings *	5,000	91,950
NXP Semiconductors NV *	14,000	374,220
		1,036,170
SOFTWARE & SERVICES - 13.5%
Booz Allen Hamilton Holding Corp. *	3,000	57,330
Fortinet, Inc. *	7,800	212,862
Jiayuan.com International, Ltd. *	5,000	57,150
Linkedin Corp. *	4,000	360,360
QLIK Technologies, Inc. *	8,000	272,480
Renren, Inc. *	10,000	88,500
Responsys, Inc. *	6,000	106,380
TeleNav, Inc. *	5,000	88,650
Yandex NV *	8,000	284,080
		1,527,792
ROAD & RAIL - 1.6%
Rail America, Inc. *	3,000	45,000
Spirit Airlines, Inc. *	5,000	59,950
Swift Transportation Co. *	6,000	81,300
		186,250

TOTAL COMMON STOCK ( Cost - $9,421,381)		11,360,013

IPO+
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited) (Continued)
	Shares	Value
SHORT-TERM INVESTMENTS - 1.2%
MONEY MARKET FUND - 1.2%
Dreyfus Institutional Reserves Money Fund	61,984	61,984
Milestone Treasury Obligations Portfolio	61,984	61,984
TOTAL SHORT-TERM INVESTMENTS ( Cost - $123,968)		123,968

TOTAL INVESTMENTS - 101.2% ( Cost - $9,545.349)		$ 11,483,981
OTHER LIABILITIES LESS ASSETS - (1.2) %		(137,881)
NET ASSETS - 100.0%		$ 11,346,100

*Non-income producing security.

Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially the same.  At June 30, 2011 net unrealized appreciation for all securities was $1,938,632.  This consists of aggregate gross unrealized appreciation of  $2,036,089 and aggregate gross unrealized depreciation of $97,457.

ADR - American Depository Receipt

IPO+
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited) (Continued)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange
Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 –Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valueing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2011 for the Fund’s assets and  liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,360,013	-	-	$ 11,360,013
Short-Term Investments	123,968	-	-	123,968
Total	$ 11,483,981	-	-	$ 11,483,981
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers into and out of Level 1 and 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By (Signature and Title)

       /s/William K. Smith

       /s/William K. Smith, President

Date

8/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/William K. Smith

        /s/William K. Smith, President

Date

8/29/11

By (Signature and Title)

       /s/Kathleen S. Smith

       /s/Kathleen S. Smith, Treasurer

Date

8/29/11